Derivative Liabilities (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended				9 Months Ended		11 Months Ended	12 Months Ended
	Apr. 14, 2016	Aug. 06, 2015	Jun. 09, 2015	May 22, 2015	Apr. 30, 2016	Mar. 31, 2017	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015
Gain (loss) on change in fair value of warrants						$ (8,028)	$ (860,275)	$ (127,994)	$ 1,571	$ (877,490)	$ (108,565)		$ (968,840)	$ (106,994)	$ 1,571
Transfer of warrant derivatives from liability to equity classification										$ 2,200,219
Warrants [Member] | Revised Agreements [Member]
Number of shares issued										471,697
Transfer of warrant derivatives from liability to equity classification										$ 2,200,219
Private Placement Offering (the "April 2016 Offering") [Member] | 2016 Placement Agent Warrants [Member] | Placement Agents [Member]
Number of shares issued	153,713				153,713
Exercise price (in dollars per share)	$ 1.60				$ 1.60
Warrant term	5 years				5 years
Private placement offering (the "March 2015 Offering") [Member]
Number of shares issued		7,876,310
Private placement offering (the "March 2015 Offering") [Member] | Warrants [Member] | Placement Agents [Member]
Number of shares issued			26,099	298,551
Exercise price (in dollars per share)			$ 1.50	$ 1.50
Warrant term			5 years	5 years